Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,391,773.60
Total Fee Amount	10,964.00
Total Offset Amount	0.00
Net Fee	$ 10,964.00
Offering Table N/A
Offset Table N/A	N/A